Share based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2018
Share based payment arrangements
Schedule of inputs used in the measurement of the fair value at grant date

	Tranche 1	Tranche 2
Parameter
Share price at grant date	USD 13.80	USD 16.15
Exercise price	USD 13.90	USD 16.15
Expected volatility	55.00%	58.40%
Expected dividends	--	--
Risk-free interest rate	2.49%	2.85%
Fair value at grant date	USD 8.00	USD 9.74

Schedule of number and weighted-average exercise price of options

	December 31,
	2018		2017
	Number of options	Weighted-average exercise price (USD)	Number of options	Weighted-average exercise price (USD)
Outstanding at January 1	279,000	13.90	--	--
Granted during the year	93,000	16.15	279,000	13.90
Exercised during the year	--	--	--	--
Forfeited during the year	(18,600)	14.46	--	--
Outstanding at December 31	353,400	14.46	279,000	13.90
Exercisable at December 31	--	--	--	--